Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of joint ventures

	2022			2021
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	229	638	867	341	654	995
Exchange adjustments	6	19	25	(22)	(36)	(58)
Additions	17	469	486	6	75	81
Share of post-tax results for the year	43	49	92	30	28	58
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(35)	(123)	(158)	(31)	(49)	(80)
Disposals	—	(50)	(50)	—	—	—
Other movements¹	16	(41)	(25)	(96)	(34)	(130)
Share of net assets at 31 March	277	961	1,238	229	638	867
1.    Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the Group’s share of joint ventures. Within associates, the other movements in the year ended 31 March 2021 primarily relates to the reclassification of the Group’s investment in Sunrun from an investment in an associate to financial investments.
The following table describes the Group’s material joint ventures and associates at 31 March 2022:

Joint venture	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture LLC	51%	Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Bight Wind Holdings LLC	27.3%
Bight Wind is a joint venture with RWE Renewables. Following the successful win at auction of six seabed leases in northeastern US on 25 February 2022, Bight Wind will commence the development of an offshore wind project which will play a key role in supplying clean energy to customers in New York. At 31 March 2022, the Group has an amount payable to Bight Wind of £223 million in respect of a capital call to the Group which is payable in April 2022. The assets, liabilities and results of Bight Wind will become material to the Group upon recognition of the seabed lease in the year ending 31 March 2023.

Material associate	% stake
Millennium Pipeline Company LLC	26.25%	Millennium Pipeline Company LLC is an associate that owns a natural gas pipeline from southern New York to the Lower Hudson Valley.
1.    BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to National Grid.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Millennium Pipeline Company LLC
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	390	409	515	536	1,070	559	800	795
Cash and cash equivalents	77	47	7	31	134	112	33	27
All other current assets	10	24	7	8	8	12	29	24
Non-current liabilities	(52)	(50)	(34)	(30)	(182)	(182)	(237)	(256)
Non-current financial liabilities	(29)	(31)	—	—	(310)	(104)	—	—
Current liabilities	(15)	(22)	(33)	(19)	(66)	(25)	(45)	(38)
Current financial liabilities	—	—	—	—	(23)	(2)	—	—
Net assets	381	377	462	526	631	370	580	552
Group’s ownership interest in joint venture/associate	191	189	231	263	322	189	152	145
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(49)	(23)	—	—
Carrying amount of the Group’s investment	191	189	231	263	273	166	152	145

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Millennium Pipeline Company LLC
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	131	72	148	66	25	28	200	199
Depreciation and amortisation	(15)	(15)	(23)	(24)	(17)	(14)	(43)	(43)
Other costs	(9)	(15)	(6)	(6)	(145)	(22)	(20)	(21)
Operating profit/(loss)	107	42	119	36	(137)	(8)	137	135
Net interest expense	(2)	(1)	(1)	—	(5)	—	(21)	(18)
Profit/(loss) before tax	105	41	118	36	(142)	(8)	116	117
Income tax expense	(20)	(11)	(22)	(14)	—	—	—	—
Profit/(loss) for the year	85	30	96	22	(142)	(8)	116	117
Group’s share of profit/(loss)	43	15	48	11	(72)	(4)	30	31
Group adjustment: tax credit/(charge)	—	—	—	—	19	1	(8)	(9)
Group’s share of post-tax results for the year	43	15	48	11	(53)	(3)	22	22

Disclosure of associates

	2022			2021
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	229	638	867	341	654	995
Exchange adjustments	6	19	25	(22)	(36)	(58)
Additions	17	469	486	6	75	81
Share of post-tax results for the year	43	49	92	30	28	58
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(35)	(123)	(158)	(31)	(49)	(80)
Disposals	—	(50)	(50)	—	—	—
Other movements¹	16	(41)	(25)	(96)	(34)	(130)
Share of net assets at 31 March	277	961	1,238	229	638	867
1.    Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the Group’s share of joint ventures. Within associates, the other movements in the year ended 31 March 2021 primarily relates to the reclassification of the Group’s investment in Sunrun from an investment in an associate to financial investments.
The following table describes the Group’s material joint ventures and associates at 31 March 2022:

Joint venture	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture LLC	51%	Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Bight Wind Holdings LLC	27.3%
Bight Wind is a joint venture with RWE Renewables. Following the successful win at auction of six seabed leases in northeastern US on 25 February 2022, Bight Wind will commence the development of an offshore wind project which will play a key role in supplying clean energy to customers in New York. At 31 March 2022, the Group has an amount payable to Bight Wind of £223 million in respect of a capital call to the Group which is payable in April 2022. The assets, liabilities and results of Bight Wind will become material to the Group upon recognition of the seabed lease in the year ending 31 March 2023.

Material associate	% stake
Millennium Pipeline Company LLC	26.25%	Millennium Pipeline Company LLC is an associate that owns a natural gas pipeline from southern New York to the Lower Hudson Valley.
1.    BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to National Grid.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Millennium Pipeline Company LLC
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	390	409	515	536	1,070	559	800	795
Cash and cash equivalents	77	47	7	31	134	112	33	27
All other current assets	10	24	7	8	8	12	29	24
Non-current liabilities	(52)	(50)	(34)	(30)	(182)	(182)	(237)	(256)
Non-current financial liabilities	(29)	(31)	—	—	(310)	(104)	—	—
Current liabilities	(15)	(22)	(33)	(19)	(66)	(25)	(45)	(38)
Current financial liabilities	—	—	—	—	(23)	(2)	—	—
Net assets	381	377	462	526	631	370	580	552
Group’s ownership interest in joint venture/associate	191	189	231	263	322	189	152	145
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(49)	(23)	—	—
Carrying amount of the Group’s investment	191	189	231	263	273	166	152	145

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Millennium Pipeline Company LLC
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	131	72	148	66	25	28	200	199
Depreciation and amortisation	(15)	(15)	(23)	(24)	(17)	(14)	(43)	(43)
Other costs	(9)	(15)	(6)	(6)	(145)	(22)	(20)	(21)
Operating profit/(loss)	107	42	119	36	(137)	(8)	137	135
Net interest expense	(2)	(1)	(1)	—	(5)	—	(21)	(18)
Profit/(loss) before tax	105	41	118	36	(142)	(8)	116	117
Income tax expense	(20)	(11)	(22)	(14)	—	—	—	—
Profit/(loss) for the year	85	30	96	22	(142)	(8)	116	117
Group’s share of profit/(loss)	43	15	48	11	(72)	(4)	30	31
Group adjustment: tax credit/(charge)	—	—	—	—	19	1	(8)	(9)
Group’s share of post-tax results for the year	43	15	48	11	(53)	(3)	22	22